Tax - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Average effective tax rate	21.10%	21.60%	18.80%
Applicable tax rate	25.00%	25.00%	23.50%
Current tax credit	£ (1,774)	£ (1,659)	£ (1,178)
Current tax expense (income), related to Pillar Two income taxes	23
Current tax relating to items credited directly to equity	278	135
Deferred tax assets	4,992	6,321
Deferred tax liabilities	13	18
Unused tax credits for which no deferred tax asset recognised	336	359
Temporary differences associated with investments in related entities for which deferred tax liabilities have not been recognised	869	920
Tesco Personal Finance PLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax credit	133
After more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,516	6,663
Deferred tax liabilities	1,058	1,044
Within five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	13	13
Within six to ten years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	2,216	6
Within eleven to twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	9,466	11,789
Indefinitely
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	9,307	9,487
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	21,002	21,295
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	288	373
Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	3,986	3,903
UK Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,408	4,451
UK Tax Group | United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,408	4,451
UK Tax Group | Unused tax losses | United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,031	1,385
US Intermediate Holding Company Tax Group ('IHC Tax Group')
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,005	1,162
US Intermediate Holding Company Tax Group ('IHC Tax Group') | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	12	38
US Intermediate Holding Company Tax Group ('IHC Tax Group') | Loss in current or prior year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	307	365
Barclays Bank PLC's US Branch Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	255	270
Other (outside the UK and US tax groups)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	324	438
Other (outside the UK and US tax groups) | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	54	111
Other (outside the UK and US tax groups) | Loss in current or prior year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 12	£ 4